Significant Accounting Policies (Details) - Schedule of U.S. dollar exchange rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of U.S. dollar exchange rate [Abstract]
At December 31, 1 U.S. $ =	NIS 3.110	NIS 3.215	NIS 3.456
Increase (decrease) during the year	(3.30%)	(7.00%)	(7.80%)
Average yearly exchange rates	NIS 3.2302	NIS 3.442	NIS 3.564